[Logo] WILMERHALE



                                                                 David C. Phelan


February 3, 2006                                              +1 617 526 6372(t)
                                                              +1 617 526 5000(t)
                                                     david.phelan@wilmerhale.com

VIA EDGAR


Securities and Exchange Commission
File Desk
Judiciary Plaza
450 Fifth Street, NW
Washington, DC 20549

Re: Combined Registration Statement on Form N-14 ("Registration Statement") of Pioneer Variable Contracts Trust (the "Trust") with respect to the proposed reorganizations of Pioneer Small Cap Value II VCT Portfolio and Pioneer Small Company VCT Portfolio (the "Acquired Portfolios") into Pioneer Small Cap Value VCT Portfolio (the "Acquiring Portfolio")

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, pursuant to: (i) the Securities Act of 1933, as amended (the "1933 Act"), (ii) the General Instructions to Form N-14 and (iii) Regulation S-T, is the combined Registration Statement of the Trust, including a proxy statement and prospectus, statement of additional information, Part C and exhibits.

The Acquired Portfolios and the Acquiring Portfolio are each a series of the Trust (File Nos. 33-84546; 811-08786). This Registration Statement is being filed as a proxy statement and prospectus to solicit shareholder approval of an agreement and plan of reorganization whereby each Acquired Portfolio would transfer its assets to the Acquiring Portfolio in exchange for shares of Acquiring Portfolio. On the closing date of the reorganization, the Acquired Portfolios' shareholders would become Acquiring Portfolio shareholders and the Acquired Portfolios would be dissolved. The Acquiring Portfolio has substantially similar investment objectives and strategies as each Acquired Portfolio. The purposes and terms of the proposed reorganizations are detailed in the Registration Statement.

We have been advised that the Trust and its principal underwriter, Pioneer Funds Distributor, Inc., are aware of their obligations under the 1933 Act. The Registration Statement has been manually signed by the persons specified in
Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Trust will retain the manually executed copy of the Registration Statement. No filing fee is required because of reliance on Section 24(f) under the 1940 Act.

      Wilmer Cutler Pickering Hale and Dorr LLP, 60 State Street, Boston,
                              Massachusetts 02109

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                                                               [Logo] WILMERHALE

Securities and Exchange Commission
February 3, 2006
Page 2


If you have any  questions or comments,  please do not hesitate to contact me at
(617)  526-6372  (collect) or Elaine S. Kim, Esq. at (617)  526-6685  (collect), counsel to the Trust.


Very truly yours,


/s/ David C. Phelan


Enclosure

cc: Dominic Minore, Esq. (Division of Investment Management)
    Christopher J. Kelley, Esq.